CONTRIBUTIONS RECEIVABLE	12 Months Ended
Dec. 31, 2025
NORTHEAST COMMUNITY BANK EMPLOYEES' SAVINGS & PROFIT SHARING PLAN AND TRUST
CONTRIBUTIONS RECEIVABLE
CONTRIBUTIONS RECEIVABLE

G.CONTRIBUTIONS RECEIVABLE:

As of December 31, 2025, there were no contributions receivable. Participant contributions withheld from the final payroll of the 2024 plan year were remitted to the Plan on January 2, 2025. Accordingly, participant contributions receivable of $26,821 were recorded as of December 31, 2024.